UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  February 28, 2019

Item 1. Report to Stockholders.

Invest selectively

VILLX & VLEQX

SEMI-ANNUAL REPORT – FEBRUARY 28, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, Villere Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website (villere.com/mutual-funds). Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1.866.209.1129.

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Table of Contents

A Message to Our Shareholders	2
Sector Allocations	9
Schedules of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	21
Expense Examples	33
Additional Information	35
Privacy Notice	Inside Back Cover

Villere Funds

February 28, 2019

To Our Fellow Shareholders:

It was a difficult and volatile 6-month period for the financial markets and a bumpy ride for investors. Solid economic growth and strong corporate earnings drove U.S. stocks higher for most of 2018. However, in the fourth quarter, the trade war with China and concerns over rising interest rates coupled with the government shutdown caused stock prices to tumble, as investors pondered how those factors could dampen corporate profits and future economic growth.

In December, the Federal Reserve (the “Fed”) raised interest rates for the fourth time in 2018 to battle inflation. This was the ninth increase since the Fed began to raise rates from near-zero three years ago. Investors reacted negatively when the Fed signaled two more rate increases in 2019.

After lagging for the first eight months of 2018, large-cap stocks outperformed small- and mid-cap stocks, as they often do when the markets get nervous. The fourth quarter was the worst quarter for the Russell 2000® Index (small-caps) in its 40-year history. Despite a small post-Christmas rally, the S&P 500® Total Return Index (“S&P 500®”) had its worst December performance since 1931.

After its all-time high on September 20th, the S&P 500® tumbled almost 20% by December 24th. However, at the end of February 2019, it was just 5% below the September high. The rally since the Christmas Eve lows was sharp across the broader market. Stocks rallied on growing optimism that a trade agreement between the U.S. and China may be imminent. The Fed, which was blamed in part for the market sell-off, has received some credit for the market rally in 2019. The markets calmed when the Fed reassured nervous investors that it would be patient and flexible in its approach to additional rate hikes.

Villere Balanced Fund Results

The Villere Balanced Fund (“Balanced Fund”) declined 6.03% during the 6-month period ended February 28, 2019. In comparison, the Balanced Fund’s benchmark – the Lipper Balanced Funds Index – lost 1.16%. The Balanced Fund is a little different from the typical balanced fund in that it holds primarily small- and mid-cap stocks, versus its peers which tend to hold large-cap stocks. The Balanced Fund’s performance lagged for the period as large-caps significantly outperformed smaller stocks.

At Villere & Co., we are long-term investors and it is worth noting that the Balanced Fund’s annualized 10-year and since inception returns were 13.03%

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and 7.67%, respectively, significantly outpacing the long-term results of the Lipper benchmark.

					Since
Average Total Returns					Inception
for Periods Ending 2/28/19	6 Mos.*	1 Year	5 Years	10 Years	9/30/99
Villere Balanced Fund	-6.03%	4.13%	3.04%	13.03%	7.67%
Bloomberg Barclays
Capital Intermediate
Government/Credit
Bond Index	2.21%	3.22%	1.78%	3.10%	4.32%
Lipper Balanced
Funds Index	-1.16%	2.18%	5.59%	10.48%	5.37%
S&P 500® Total
Return Index	-3.04%	4.68%	10.67%	16.67%	6.10%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Balanced Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Balanced Fund was 0.97%. See the Financial Highlights in this report for the most current expense ratios.

Villere Equity Fund Results

The Villere Equity Fund (“Equity Fund”) fell 8.30% during the 6-month period ended February 28, 2019. In comparison, the Equity Fund’s benchmarks – the Lipper Mid-Cap Growth Funds Index and the S&P 500 Total Return Index – lost 2.48% and 3.04%, respectively, during the period.

				Since
Average Total Returns				Inception
for Periods Ending 2/28/19	6 Mos.*	1 Year	5 Year	5/31/13
Villere Equity Fund	-8.30%	4.14%	2.05%	3.61%
Lipper Mid-Cap Growth Funds Index	-2.48%	10.27%	9.34%	11.99%
S&P 500® Total Return Index	-3.04%	4.68%	10.67%	12.05%

* Returns are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an

Villere Funds

investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Equity Fund may be lower or higher than the performance quoted.  Current performance data for the most recent month end may be obtained by visiting www.villere.com.  As of the most recent prospectus, the gross expense ratio for the Villere Equity Fund was 1.23%.  See the Financial Highlights in this report for the most current expense ratios.  The Fund imposes a 2.00% redemption fee on shares held for less than 60 days.

Inside the Portfolios – Equity

Individual company research and stock selection continue to be central to our process and strategy. Top contributors to performance for both Funds during the 6-month reporting period ended February 28, 2019 included Euronet Worldwide, Inc. (“Euronet”), Roper Technologies, Inc. (“Roper”), and WABCO Holdings, Inc (“WABCO”).

Euronet is an industry leader in providing secure electronic financial transaction solutions. The company operates one of the largest independent ATM networks in Europe, and is the world’s largest payment network for prepaid mobile top-up and the third-largest global money transfer company. The stock gained 37.3% for the 6-month period ended February 28, 2019, aided by strong third-quarter 2018 results and new growth opportunities. Beginning in April 2019, Visa will make it possible for Euronet to provide a wider set of transactions at automated teller machines internationally and expand its offering to all Visa-issued cards globally.

Roper is a new addition to the Funds. Roper is an American diversified industrial technology company that produces engineered products for global niche markets and customers in over 100 countries. Roper is a highly acquisitive company with a focus on running and buying niche-focused, asset-light businesses. Roper focuses on buying businesses with sizable competitive advantages, strong market positions, and attractive growth opportunities. Importantly, the company stays away from fixer uppers and only looks to buy businesses with strong management teams. The stock was up 22.9% since our purchase in late December.

WABCO is a leading global supplier of brake control systems and other advanced technologies that improve the safety, efficiency and connectivity of commercial vehicles. WABCO stock rose 11.7% for the 6-month period. The company reported mixed results for 2018. However, the stock rebounded nicely at the end of February after the company confirmed that it had engaged in initial takeover discussions with German competitor ZF Friedrichshafen AG.

Villere Funds

Detractors from performance this reporting period for both Funds included WW International, Inc. (“WW”; formerly Weight Watchers International), Apache Corp. (“Apache”), and 3D Systems Corp. (“3D Systems”).

WW is an American company operating in about 30 countries around the world. It went through a large brand overhaul in September, changing its name and positioning itself as a health and wellness brand rather than a diet company. Despite reporting strong third-quarter 2018 results in line with expectations, the stock fell sharply. The slide continued after the company reported poor fourth quarter results and earning guidance for 2019, with disappointing winter recruiting and lower than expected subscribers. Currently the sentiment is negative and therefore the valuation appears cheap.

Apache is an oil and gas exploration and production company with operations in the U.S., Egypt and the United Kingdom. The Energy sector was the worst performing sector in the fourth quarter of 2018 as companies were hobbled by a sharp decline in oil prices in 2018 due to a supply glut. Apache was down 38.6% for the 6-month period. We have sold our positions in Apache in both Funds as our outlook for the company was not favorable.

3D Systems is a pioneer in 3D printing and provides comprehensive 3D products and services, including 3D printers, print materials, on-demand parts services, and digital design tools. Third-quarter results fell short of Wall Street expectations, and the stock fell sharply during the market decline in November and December. The stock gained 39% in January-February, recuperating some of the losses. We believe that revenue growth for 3D Systems will continue to be driven by printer sales, which should also drive sales of high-margin print materials over the life of the printers. The company is also gaining strong traction in several large sectors, such as healthcare providers.

The healthcare sector will likely be favored by investors in 2019 for its appealing late-cycle potential. To that end, we purchased Teleflex, Inc. in both Funds in late December. Teleflex is an American provider of specialty medical devices for a range of procedures in critical care and surgery. The stock provided a positive contribution to the performance in the Funds for the remainder of the reporting period. We trimmed our positions in Euronet and Steris PLC, which have both been strong performers. As mentioned, we sold Apache in both Funds. We also used our higher than normal cash position and the downturn in the market to add to some holdings, including Axon Enterprise, Inc., Ebix, Inc. and WW.

Villere Funds

Asset Allocation – Balanced Fund

At 18.3%, the fixed income exposure in the Fund remains near the low end of the Balanced Fund’s target range as we have stayed light on bonds with the Fed increasing interest rates. The Balanced Fund’s fixed income allocation is primarily designed to help temper potential downside risk, with 90% of the fixed income portfolio invested in investment-grade bonds and up to 10% in below investment-grade bonds to add potential for additional yield and return. Since we mainly use the fixed income component for income and stability, we have kept duration short to reduce risk.

The Balanced Fund’s allocation to stocks was at 77.7% at the end of February. The Balanced Fund held a higher than normal cash position of 14.7% going into the fourth quarter of 2018, which helped reduce the Balanced Fund’s loss as stocks declined. At the end of February, the allocation to cash had been reduced to 4.0% as we took advantage of some attractive opportunities to add to our equity exposure in late December.

Strategy & Outlook

After a very strong run during the first two months of 2019, we have a cautious outlook for the equity market, especially for small- and mid-cap stocks, which have led the way during this rally. We believe that while the Fed may have taken a break from raising interest rates, it is not finished with the rate hikes. Once we get back to a more normal environment, we will likely see further rate hikes. With that said, we are more concerned about how the Fed will go about raising interest rates.

The market seems to reflect some optimism that a trade deal with China will happen. However, we believe that if the trade talks get resolved with an agreement in place, we will likely see an uptick in the stock market since it will take away some uncertainty. The risk could potentially be more acute on the downside if we don’t reach an agreement.

The U.S. economy continues to do well. While companies do not have the benefits of a tailwind with tax cuts as they did in 2018, U.S. companies are beating analysts’ expectations this earnings season, although to a smaller degree than last year. There may be a decline in earnings growth this year, but we do not believe there is a high risk of the economy dipping into a recession in the near or medium term.

Given the prospects of more uncertainty and volatility, we will continue to run our selective, disciplined investment process. Investing in quality companies is especially important in this uncertain environment, particularly since we are in

Villere Funds

the late stage of a long economic cycle. We will continue to invest in growing, quality companies with strong free cash flow and strong balance sheets. We are keeping a balance between being optimistic and being defensive, and approach the market cautiously.

We recognize that this has been an unusual period. Thank you for your continued support and confidence in the Villere Funds.

Sincerely,

St. Denis J. Villere II	George V. Young

St. Denis J. Villere III	Lamar G. Villere, CFA

Footnotes:

The opinions expressed above are those of St. Denis J. Villere II, George V. Young, St. Denis J. Villere III, and Lamar G. Villere and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Please refer to the Schedules of Investments in the report for more complete information regarding Fund holdings.  Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their situation. Neither the Funds nor any of its representatives may give legal or tax advice.

The Lipper Balanced Fund Index is an equally weighted performance index of the largest qualifying funds in the Lipper category.  The Lipper Mid-Cap Growth Fund Index invest in at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s large-cap floor. These indices are unmanaged and returns include reinvested dividends.  The S&P 500® Total Return Index is an unmanaged index that is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index measures the performance of the U.S. dollar-denominated U.S. Treasuries, government-related and investment-grade credit securities that have a remaining maturity of greater than or equal to 1 year or less than 10 years. The Russell 2000® Index is a market capitalization-weighted benchmark index made up of the 2,000 smallest U.S. companies in the Russell 3,000® index.

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Duration is a measure of the sensitivity of the price of a fixed-income investment to a change in interest rates. It is expressed as a number of years.

Free cash flow is a measure of financial performance calculated as operating cash flow minus capital expenditures.

Cash flow measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

It is not possible to invest directly in an index.

Mutual fund investing involves risk; loss of principal is possible.  Investments in smaller and medium sized companies involve additional risks such as limited liquidity and greater volatility.  The Balanced Fund will invest in debt securities.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in lower rated and non-rated securities present a great risk of loss to principal and interest than higher rated securities.  The Equity Fund may invest in foreign securities.  Foreign investments involve additional risks, including currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.  These risks are magnified in emerging markets.  The Equity Fund’s ability to invest in initial public offerings (IPOs) involves a higher degree of risk than more seasoned companies.

Past performance is not indicative of future results.

While the Funds are no-load, advisory & other expenses still apply. Please refer to the Prospectus for more information.

Must be preceded or accompanied by a current prospectus.

The Funds are distributed by Quasar Distributors, LLC.

Villere Funds

SECTOR ALLOCATIONS at February 28, 2019 (Unaudited)

Balanced Fund

Sector	Percent of Net Assets

General Manufacturing	21.4%
Finance	15.7%
Money Market Funds[1]	13.0%
Computer & Electronic Products	10.7%
Professional, Scientific & Technical Services	8.5%
Transportation & Warehousing	7.7%
Food Manufacturing	5.2%
Insurance	4.8%
Information	4.6%
Mining	4.2%
Real Estate, Rental & Leasing	3.9%
Health Care Equipment Manufacturing	3.3%
Personal Services	1.4%
Wholesale Trade	0.4%
General Merchandise Store	0.3%
Liabilities in Excess of Other Assets	(5.1)%
Total	100.0%

Equity Fund

Sector	Percent of Net Assets

Money Market Funds[1]	19.9%
General Manufacturing	18.8%
Finance	18.3%
Computer & Electronic Products	13.0%
Transportation & Warehousing	9.3%
Professional, Scientific & Technical Services	7.1%
Insurance	5.3%
Health Care Equipment Manufacturing	4.0%
Real Estate, Rental & Leasing	3.9%
Furniture Manufacturing	3.4%
Personal Services	1.7%
Liabilities in Excess of Other Assets	(4.7)%
Total	100.0%

1 Includes short-term investments and investments purchased with cash proceeds from securities lending.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 74.6%

Computer & Electronic
Products: 7.1%
583,200	Cypress
	Semiconductor
	Corp.	$8,998,776
163,050	Western
	Digital Corp.	8,201,415
		17,200,191
Computer & Electronic
Product Manufacturing: 3.5%
26,410	Roper
	Technologies,
	Inc.	8,547,597

Credit Intermediation: 15.4%
82,330	Euronet
	Worldwide, Inc.[1]	11,058,566
314,086	First
	Hawaiian, Inc.	8,467,759
753,704	Kearny Financial
	Corp.[3]	10,242,837
53,320	Visa, Inc. –
	Class A	7,897,758
		37,666,920
Electrical Equipment &
Appliance Manufacturing: 3.6%
161,592	Axon Enterprise,
	Inc.[1]	8,698,497

Furniture Manufacturing: 3.9%
207,916	Leggett &
	Platt, Inc.[2]	9,443,545

Health Care Equipment
Manufacturing: 6.6%
66,970	STERIS PLC	8,100,691
28,130	Teleflex, Inc.	8,153,199
		16,253,890
Insurance Carriers &
Related Activities: 4.8%
158,900	The Progressive
	Corp.	11,583,810

Machinery: 2.8%
486,320	3D Systems
	Corp.[1,2]	6,866,838

Merchant Wholesalers &
Durable Goods: 3.5%
305,900	LKQ Corp.[1]	8,473,430

Personal Services: 1.4%
171,680	WW
	International,
	Inc.[1,2]	3,473,086

Professional, Scientific &
Technical Services: 6.5%
103,196	2U, Inc.[1,2]	7,605,545
140,310	Ebix, Inc.[2]	8,175,864
		15,781,409
Rail Transportation: 3.5%
104,000	Genesee &
	Wyoming, Inc. –
	Class A1	8,528,000

Real Estate: 3.9%
85,552	The Howard
	Hughes Corp.[1]	9,528,782

Sporting & Recreation
Goods: 3.9%
59,367	Pool Corp.	9,471,411

Transportation Equipment
Manufacturing: 4.2%
74,790	WABCO
	Holdings, Inc.[1]	10,285,869

TOTAL COMMON STOCKS
(Cost $157,841,116)		181,803,275

Principal
Amount
CORPORATE BONDS: 17.5%

Chemical Manufacturing: 0.1%
	HB Fuller Co.,
	4.000%,
$238,000	2/15/27	208,250

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited) (Continued)

Principal
Amount	Value
Commercial Finance: 0.2%
John Deere
Capital Corp.,
2.250%, 4/17/19
$500,000	$499,743

Computer & Electronic
Products: 0.1%
Hewlett-Packard Co.,
3.750%, 12/1/20
321,000	324,215

Food Manufacturing: 5.2%
Campbell
Soup Co.,
2.500%, 8/2/22
6,045,000	5,829,552
Flowers
Foods, Inc.,
4.375%, 4/1/22
6,225,000	6,305,029
Kraft Heinz
Food Co.,
5.375%, 2/10/20
523,000	533,523
12,668,104
Furniture Manufacturing: 0.4%
Leggett &
Platt, Inc.,
3.400%, 8/15/22
970,000	958,819

General Merchandise
Stores: 0.3%
Walmart, Inc.,
3.400%, 6/26/23
640,000	652,837

Merchant Wholesalers,
Durable Goods: 0.4%
Hubbell, Inc.,
3.500%, 2/15/28
1,045,000	988,596

Oil & Gas: 4.2%
Phillips 66,
4.300%, 4/1/22
10,000,000	10,353,485

Professional, Scientific &
Technical Services: 2.0%
Equifax, Inc.,
3.300%, 12/15/22
4,995,000	4,914,335

Publishing Industries: 4.2%
Symantec Corp.,
4.200%, 9/15/20
10,000,000	10,116,275

Telecommunications: 0.4%
Vodafone Group
PLC,
4.375%, 3/16/21
1,000,000	1,023,138

TOTAL CORPORATE
BONDS
(Cost $42,622,057)	42,707,797

The accompanying notes are an integral part of these financial statements.

Balanced Fund

SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited) (Continued)

Shares	Value
SHORT-TERM
INVESTMENTS: 3.9%

Money Market Funds: 3.9%
9,437,153	Invesco
Short-Term
Government &
Agency
Portfolio –
Institutional Class, 2.302%[4]
$9,437,153

TOTAL SHORT-TERM
INVESTMENTS
(Cost $9,437,153)	9,437,153

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 9.1%

Money Market Funds: 9.1%
22,236,510	First American
Government
Obligations
Fund – Class Z, 2.288%[4]
22,236,510

TOTAL INVESTMENTS
PURCHASED WITH
CASH PROCEEDS
FROM SECURITIES
LENDING
(Cost $22,236,510)	22,236,510

TOTAL INVESTMENTS
IN SECURITIES: 105.1%
(Cost $232,136,836)	256,184,735
Liabilities in Excess of
Other Assets: (5.1)%	(12,328,543)
TOTAL NET
ASSETS: 100.0%	$243,856,192

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a value of $21,450,748 or 8.8% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 4.

[3]	A portion of this security is illiquid. As of February 28, 2019, the value of illiquid securities was $10,242,837 or 4.2% of net assets. See Note 2H.
[4]	Annualized seven-day yield as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited)

Shares		Value
COMMON STOCKS: 84.8%

Computer & Electronic
Products: 8.6%
133,880	Cypress
	Semiconductor
	Corp.	$2,065,768
27,970	Western Digital
	Corp.	1,406,891
		3,472,659
Computer & Electronic
Product Manufacturing: 4.4%
5,470	Roper
	Technologies,
	Inc.	1,770,365

Credit Intermediation: 18.3%
15,370	Euronet
	Worldwide, Inc.[1]	2,064,499
67,890	First Hawaiian, Inc.	1,830,314
128,190	Kearny Financial
	Corp.[3]	1,742,102
11,790	Visa, Inc. –
	Class A	1,746,335
		7,383,250
Electrical Equipment &
Appliance Manufacturing: 3.8%
28,590	Axon Enterprise,
	Inc.[1]	1,539,000

Furniture Manufacturing: 3.4%
29,700	Leggett & Platt,
	Inc.	1,348,974

Health Care Equipment
Manufacturing: 8.1%
13,460	STERIS PLC	1,628,122
5,740	Teleflex, Inc.	1,663,681
		3,291,803
Insurance Carriers &
Related Activities: 5.3%
29,500	The Progressive
	Corp.	2,150,550

Machinery: 3.2%
90,756	3D Systems
	Corp.[1,2]	1,281,475

Merchant Wholesalers &
Durable Goods: 3.7%
54,100	LKQ Corp.[1]	1,498,570

Personal Services: 1.7%
32,910	WW International,
	Inc.[1]	665,769

Professional, Scientific &
Technical Services: 7.1%
18,250	2U, Inc.[1]	1,345,025
26,170	Ebix, Inc.[2]	1,524,926
		2,869,951
Rail Transportation: 4.0%
19,668	Genesee &
	Wyoming, Inc. –
	Class A1	1,612,776

Real Estate: 3.9%
14,230	The Howard
	Hughes Corp.[1]	1,584,937

Sporting & Recreation
Goods: 4.0%
10,170	Pool Corp.	1,622,522

Transportation Equipment
Manufacturing: 5.3%
15,415	WABCO Holdings,
	Inc.[1]	2,120,025

TOTAL COMMON STOCKS
(Cost $29,982,712)		34,212,626

The accompanying notes are an integral part of these financial statements.

Equity Fund

SCHEDULE OF INVESTMENTS at February 28, 2019 (Unaudited) (Continued)

Shares	Value
SHORT-TERM INVESTMENTS: 12.8%

Money Market Funds: 12.8%
5,178,066	Invesco
Short-Term
Government &
Agency
Portfolio –
Institutional
Class, 2.302%[4]	$5,178,066

TOTAL SHORT-TERM
INVESTMENTS
(Cost $5,178,066)	5,178,066

INVESTMENTS PURCHASED
WITH CASH PROCEEDS
FROM SECURITIES
LENDING: 7.1%

Money Market Funds: 7.1%
2,886,215	First American
Government
Obligations
Fund – Class Z, 2.288%[4]
2,886,215

TOTAL INVESTMENTS
PURCHASED WITH CASH
PROCEEDS FROM
SECURITIES LENDING
(Cost $2,886,215)	2,886,215

TOTAL INVESTMENTS
IN SECURITIES: 104.7%
(Cost $38,046,993)	42,276,907
Liabilities in Excess of
Other Assets: (4.7)%	(1,896,434)
TOTAL NET
ASSETS: 100.0%	$40,380,473

[1]	Non-income producing security.
[2]
This security or a portion of this security was out on loan as of February 28, 2019. Total loaned securities had a value of $2,778,313 or 6.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. See Note 4.

[3]	A portion of this security is illiquid. As of February 28, 2019, the value of illiquid securities was $1,742,102 or 4.3% of net assets. See Note 2H.
[4]	Annualized seven-day yield as of February 28, 2019.

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF ASSETS AND LIABILITIES at February 28, 2019 (Unaudited)

	Balanced Fund		Equity Fund
ASSETS:
Investments in securities, at value
(Cost $232,136,836 and $38,046,993, respectively)	$256,184,735	[1]	$42,276,907	[1]
Receivables:
Investment securities sold	9,437,572		999,861
Fund shares sold	51,573		1,108
Dividends and interest	738,755		39,341
Securities lending income, net	724		117
Prepaid expenses	12,120		8,039
Total assets	266,425,479		43,325,373

LIABILITIES:
Payables:
Collateral received for securities lending	22,236,510		2,886,215
Fund shares redeemed	71,245		599
Investment advisory fees, net	139,523		23,225
Transfer agent fees	41,015		4,063
Administration fees	40,853		4,972
Audit fees	10,960		10,970
Fund accounting fees	5,606		5,213
Custody fees	2,375		688
Chief Compliance Officer fees	1,498		1,468
Trustee fees	462		114
Other accrued expenses	19,240		7,373
Total liabilities	22,569,287		2,944,900
NET ASSETS	$243,856,192		$40,380,473

COMPONENTS OF NET ASSETS:
Paid-in capital	$221,799,600		$35,912,580
Total distributable earnings	22,056,592		4,467,893
Net assets	$243,856,192		$40,380,473
[1] Includes loaned securities with a value of	$21,450,748		$2,778,313

Net Assets	$243,856,192		$40,380,473
Shares (unlimited number of shares
authorized without par value)	11,025,039		3,428,892
Net assets value, offering, and redemption price per share	$22.12		$11.78

The accompanying notes are an integral part of these financial statements.

Villere Funds

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2019 (Unaudited)

	Balanced Fund	Equity Fund
INVESTMENT INCOME
Interest	$1,210,443	$51,316
Dividends	1,389,876	253,439
Income from securities lending, net	36,073	1,883
Total investment income	2,636,392	306,638

EXPENSES
Investment advisory fees	942,631	140,420
Administration fees	107,521	15,708
Sub-transfer agent fees	71,583	2,639
Miscellaneous expense	17,912	4,580
Fund accounting fees	17,153	16,114
Transfer agent fees	13,201	9,808
Reports to shareholders	10,369	1,368
Audit fees	10,960	10,970
Registration fees	12,162	10,372
Trustee fees	7,779	5,833
Custody fees	6,597	2,427
Chief Compliance Officer fees	4,447	4,467
Legal fees	3,154	2,908
Insurance expense	1,526	1,347
Total expenses	1,226,995	228,961
Net investment income	1,409,397	77,677

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	3,125,520	1,036,219
Change in net unrealized appreciation/depreciation
on investments	(24,634,650)	(4,574,888)
Net realized and unrealized loss on investments	(21,509,130)	(3,538,669)
Net decrease in net assets resulting from operations	$(20,099,733)	$(3,460,992)

The accompanying notes are an integral part of these financial statements.

Balanced Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$1,409,397	$2,425,771
Net realized gain on unaffiliated investments	3,125,520	3,277,519
Net realized gain on affiliated investments	—	10,676,052
Change in net unrealized appreciation/depreciation
on unaffiliated investments	(24,634,650)	26,749,596
Change in net unrealized appreciation/depreciation
on affiliated investments	—	5,757,743
Net increase (decrease) in net assets
resulting from operations	(20,099,733)	48,886,681

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(14,885,629)	(1,938,172)[1]

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change
in outstanding shares[2]	(20,780,881)	(42,564,433)
Total increase (decrease) in net assets	(55,766,243)	4,384,076

NET ASSETS
Beginning of period/year	$299,622,435	$295,238,359
End of period/year	$243,856,192	$299,622,435

[1]	As disclosed at August 31, 2018, includes net investment income distributions of $1,938,172.
[2]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2019		Year Ended
	(Unaudited)		August 31, 2018
	Shares	Value	Shares	Value
Shares sold	280,898	$6,550,346	1,254,851	$29,654,279
Shares issued in
reinvestment of
distributions	752,783	14,619,032	85,297	1,888,478
Shares redeemed	(1,889,977)	(41,950,259)	(3,254,797)	(74,107,190)
Net decrease	(856,296)	$(20,780,881)	(1,914,649)	$(42,564,433)

The accompanying notes are an integral part of these financial statements.

Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$77,677	$26,000
Net realized gain (loss) on unaffiliated investments	1,036,219	(17,500)
Net realized gain on affiliated investments	—	1,593,904
Change in net unrealized appreciation/depreciation
on unaffiliated investments	(4,574,888)	5,621,465
Change in net unrealized appreciation/depreciation
on affiliated investments	—	1,104,959
Net increase (decrease) in net assets
resulting from operations	(3,460,992)	8,328,828

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(113,043)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net
change in outstanding shares[1]	1,877,809	(2,783,377)
Total increase (decrease) in net assets	(1,696,226)	5,545,451

NET ASSETS
Beginning of period/year	$42,076,699	$36,531,248
End of period/year	$40,380,473	$42,076,699

[1]	Summary of capital share transactions is as follows:

	Six Months Ended
	February 28, 2019		Year Ended
	(Unaudited)		August 31, 2018
	Shares	Value	Shares	Value
Shares sold	314,766	$3,506,316	261,663	$3,012,596
Shares issued in
reinvestment of
distributions	11,028	111,935	—	—
Shares redeemed[2]	(160,741)	(1,740,442)	(499,386)	(5,795,973)
Net increase (decrease)	165,053	$1,877,809	(237,723)	$(2,783,377)

[2]	Net of redemption fees of $7,316 and $57, respectively.

The accompanying notes are an integral part of these financial statements.

Balanced Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2019	Year Ended August 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value,
beginning of period/year	$25.22	$21.40	$20.67	$23.12	$26.67	$23.75

INCOME FROM INVESTMENT OPERATIONS:
Net investment income[1]	0.12	0.20	0.10	0.19	0.23	0.25
Net realized and unrealized
gain (loss) on investments	(1.83)	3.77	0.81	0.11	(2.40)	3.16
Total from
investment operations	(1.71)	3.97	0.91	0.30	(2.17)	3.41

LESS DISTRIBUTIONS:
From net
investment income	(0.24)	(0.15)	(0.18)	(0.20)	(0.30)	(0.10)
From net realized gain	(1.15)	—	—	(2.55)	(1.08)	(0.39)
Total distributions	(1.39)	(0.15)	(0.18)	(2.75)	(1.38)	(0.49)
Net asset value,
end of period/year	$22.12	$25.22	$21.40	$20.67	$23.12	$26.67

Total return	(6.03)%[2]	18.67%	4.45%	2.50%	(8.19)%	14.51%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$243.9	$299.6	$295.2	$395.4	$670.2	$1,209.2

Portfolio turnover rate	10%[2]	23%	18%	14%	15%	25%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Expenses to average
net assets	0.98%[3]	0.96%	0.93%	0.97%	0.88%	0.86%
Net investment gain to
average net assets	1.12%[3]	0.85%	0.50%	0.93%	0.70%	1.02%

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	February 28,
	2019	Year Ended August 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value,
beginning of period/year	$12.89	$10.43	$10.29	$10.40	$11.85	$10.29

INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	0.02	0.01	(0.04)	0.01	(0.03)	(0.00)[2]
Net realized and unrealized
gain (loss) on investments	(1.10)	2.45	0.19	0.04	(1.23)	1.56
Total from
investment operations	(1.08)	2.46	0.15	0.05	(1.26)	1.56
Paid-in capital from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net
investment income	—	—	(0.01)	—	—	—
From net realized gain	(0.03)	—	—	(0.16)	(0.19)	—
Total distributions	(0.03)	—	(0.01)	(0.16)	(0.19)	—
Net asset value,
end of period/year	$11.78	$12.89	$10.43	$10.29	$10.40	$11.85

Total return	(8.30)%[3]	23.59%	1.47%	0.68%	(10.62)%	15.16%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$40.4	$42.1	$36.5	$37.3	$38.2	$46.2

Portfolio turnover rate	15%[3]	24%	25%	32%	32%	13%

RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	1.22%[4]	1.22%	1.24%	1.24%	1.10%	1.20%
After fees waived/
recouped and expenses
absorbed/recouped	1.22%[4]	1.22%	1.24%	1.24%	1.16%	1.25%

RATIOS OF INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived/
recouped and expenses
absorbed/recouped	0.41%[4]	0.07%	(0.41)%	0.15%	(0.15)%	(0.02)%
After fees waived/
recouped and expenses
absorbed/recouped	0.41%[4]	0.07%	(0.41)%	0.15%	(0.21)%	(0.07)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Balanced Fund and the Equity Fund are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”. The Balanced Fund commenced operations on September 30, 1999. The Equity Fund commenced operations on May 31, 2013.

The investment objective of the Balanced Fund is to seek long-term capital growth consistent with preservation of capital and balanced by current income. The Equity Fund seeks to achieve long-term growth.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

Debt securities are valued by using the evaluated mean prices supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Trust’s Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2019. See the Schedules of Investments for industry breakouts.

Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$181,803,275	$—	$—	$181,803,275
Corporate Bonds	—	42,707,797	—	42,707,797
Short-Term
Investments	9,437,153	—	—	9,437,153
Investments
Purchased with Cash
Proceeds from
Securities Lending	22,236,510	—	—	22,236,510
Total Investments
in Securities	$213,476,938	$42,707,797	$—	$256,184,735

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$34,212,626	$—	$—	$34,212,626
Short-Term
Investments	5,178,066	—	—	5,178,066
Investments
Purchased with Cash
Proceeds from
Securities Lending	2,886,215	—	—	2,886,215
Total Investments
in Securities	$42,276,907	$—	$—	$42,276,907

B.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the fiscal year ended August 31, 2018, the Funds had the following capital loss carryovers available for federal income tax purposes:

	Balanced Fund	Equity Fund
Unlimited Short-Term	$—	$(411,707)
Unlimited Long-Term	—	(351,167)
	$—	$(762,874)

As of February 28, 2019, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

identify major tax jurisdiction as U.S. Federal and the Commonwealth of Massachusetts. As of February 28, 2019, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income and securities lending income are recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. Each Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.  The Equity Fund charges a 2.00% redemption fee on shares held less than 60 calendar days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Equity Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

G.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
Illiquid Securities. A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund intends to invest no more than 15% of its net assets in illiquid securities.

I.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

J.
Recently Issued Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to financial Statements. The objective and primary focus of the project are to improve the

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. Management has chosen to early adopt the eliminated or modified disclosures effective February 28, 2019.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

St. Denis J. Villere & Company, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”) for each Fund. Under each Advisory Agreement, the Adviser furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% for the Balanced Fund and Equity Fund based upon the average daily net assets of each Fund. For the six months ended February 28, 2019, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses to 0.99% and 1.25% of each Fund’s average daily net assets for the Balanced Fund and Equity Fund, respectively. The Operating Expense Limitation Agreement has an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board of Trustees of the Trust, on behalf of the Fund, upon sixty days written notice the Adviser. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Funds toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Caps in place at the time of waiver or at the time of reimbursement. Each of the Funds’ operated at or below the current Expense Caps. Accordingly, for the six months ended February 28, 2019, the Adviser did not waive any fees or reimburse expenses.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as the Funds’ administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates each Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals, and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by each Fund to Fund Services for these services for the six months ended February 28, 2019 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. Both the Distributor and U.S. Bank N.A. are affiliates of Fund Services.

The Funds have entered into Sub-Transfer Agent Arrangements (the “Arrangements”). All Arrangements must be approved by the Board of Trustees. For the six months ended February 28, 2019, the Sub-Transfer Agent Fees and Transfer Agent Fees incurred by the Funds are disclosed in the Statements of Operations.

NOTE 4 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors, including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of February 28, 2019, the Funds had loaned securities that were collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of February 28, 2019, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

	Market Value of	Payable on
	Securities on Loan	Collateral Received
Balanced Fund	$21,450,748	$22,236,510
Equity Fund	2,778,313	2,886,215

Offsetting Assets and Liabilities. The Funds may be subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the transactions subject to netting as of February 28, 2019:

			Gross	Net
			Amounts	Amounts	Gross Amounts Not
			Offset	Presented	Offset in the Statements
			in the	in the	of Assets & Liabilities
			Statements	Statements		Cash
		Gross	of Assets &	of Assets &	Financial	Collateral	Net
		Amounts	Liabilities	Liabilities	Instruments	(Received)	Amount
Balanced	Collateral
Fund	received for
securities
	loaned	$22,236,510	$—	$22,236,510	$22,236,510	$—	$—
Equity	Collateral
Fund	received for
securities
	loaned	$2,886,215	$—	$2,886,215	$2,886,215	$—	$—

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund – Class Z (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedules of Investments for the Funds include the particular cash collateral holding as of February 28, 2019. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended February 28, 2019, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments were as follows:

	Purchases	Sales/Maturities
Balanced Fund	$23,033,526	$42,125,701
Equity Fund	5,552,192	5,105,486

For the six months ended February 28, 2019, there were no purchases or sales of U.S. Government obligations in the Funds.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended February 28, 2019 and the year ended August 31, 2018 for the Funds were as follows:

Balanced Fund

	February 28, 2019	August 31, 2018
Distributions paid from:
Ordinary income	$2,527,029	$1,938,172
Long-term capital gain	12,358,600	—
	$14,885,629	$1,938,172

Equity Fund

	February 28, 2019	August 31, 2018
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	113,043	—
	$113,043	$—

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

As of fiscal year end August 31, 2018, the components of accumulated earnings/(losses) on a tax basis were as follows:

Balanced Fund

Cost of investments	$256,187,541
Gross tax unrealized appreciation	61,219,916
Gross tax unrealized depreciation	(12,537,367)
Gross tax unrealized appreciation	48,682,549
Undistributed ordinary income	1,616,740
Undistributed long-term capital gain	6,742,665
Total distributable earnings	8,359,405
Other accumulated losses	—
Total accumulated gains	$57,041,954

Equity Fund

Cost of investments	$34,310,691
Gross tax unrealized appreciation	10,803,324
Gross tax unrealized depreciation	(1,998,522)
Gross tax unrealized appreciation	8,804,802
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(762,874)
Total accumulated gains	$8,041,928

Under tax law, net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At fiscal year end August 31, 2018, the Funds had no late year losses or post-October losses.

Villere Funds

NOTES TO FINANCIAL STATEMENTS February 28, 2019 (Unaudited) (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended February 28, 2019, are disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended February 28, 2019, was as follows:

	Balanced Fund	Equity Fund
Maximum available credit	$45,000,000	$2,500,000
Largest amount outstanding
on an individual day	—	—
Average daily loan outstanding	—	—
Credit facility outstanding as
of February 28, 2019	—	—
Average interest rate when in use	—	—

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2019 (Unaudited)

As a shareholder of the Balanced Fund and Equity Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/18 – 2/28/19).

Actual Expenses

The first line of the following tables provide information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem shares within 60 calendar days after you purchase them for the Equity Fund. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables include information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before

Villere Funds

EXPENSE EXAMPLES For the Six Months Ended February 28, 2019 (Unaudited) (Continued)

expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Balanced Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/18	Value 2/28/19	9/1/18 – 2/28/19*
Actual	$1,000.00	$939.70	$4.71
Hypothetical (5%
return before expenses)	1,000.00	1,019.93	4.91

*
Expenses are equal to the Balanced Fund’s annualized expense ratio for the most recent six-month period of 0.98% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Equity Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 9/1/18	Value 2/28/19	9/1/18 – 2/28/19**
Actual	$1,000.00	$917.00	$5.80
Hypothetical (5%
return before expenses)	1,000.00	1,018.74	6.11

**
Expenses are equal to the Equity Fund’s annualized expense ratio for the most recent six-month period of 1.22% multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Villere Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 209-1129 or by accessing the Funds’ web site at www.villere.com. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s web site at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. Each Fund’s Form N-Q  is available without charge, upon request, by calling  toll-free at (866) 209-1129. Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov. Each Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 209-1129 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 209-1129. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.villere.com.

(This Page Intentionally Left Blank.)

Villere Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
St. Denis J. Villere & Company, LLC
601 Poydras Street, Suite 1808
New Orleans, LA 70130-6308

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(866) 209-1129

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, NY 10103

Villere Balanced Fund
Symbol – VILLX
CUSIP – 742935539

Villere Equity Fund
Symbol – VLEQX
CUSIP – 74316J391

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    May 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    May 3, 2019

By (Signature and Title)      /s/Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    May 6, 2019

* Print the name and title of each signing officer under his or her signature.